Loss Per Common Share (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Earnings (Loss) Per Common Share (Tables)
Weighted average common shares outstanding	6,633,901	2,861,607	6,544,112	2,861,376	3,189,602	1,515,103
Weighted average dilutive common shares outstanding	6,633,901	2,861,607	6,544,112	2,861,376	3,189,602	1,515,103
Continuing operations	$ (0.23)	$ (0.51)	$ (0.56)	$ (0.61)	$ (0.97)	$ (0.30)
Discontinued operations	0	0.01	0.00	(0.20)	(0.18)	(0.16)
Consolidated operations	$ (0.23)	$ (0.50)	$ (0.56)	$ (0.81)	$ (1.15)	$ (0.46)